Warrant Liability - Schedule of Fair Value of the Warrant Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 RM / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares
Series A [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (USD)		$ 1.66	$ 0.0956
Exercise price / warrant (USD)		$ 34.65	$ 0.7277
Expected volatility	111.89%	111.89%	90.83%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	8 months 23 days	8 months 23 days	1 year
Annual risk-free interest rate	3.982%	3.982%	3.773%
Series B [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Share price (USD) | (per share)			$ 0.0956
Exercise price / warrant (USD) | (per share)			$ 1.1781
Expected volatility			90.83%
Dividend yield			0.00%
Expected term (years)			1 year
Annual risk-free interest rate			3.773%